Unaudited Interim Condensed Consolidated Statement of Changes in Equity	Number of outstanding shares shares	Share capital MYR (RM)	Share capital USD ($)	Reserves MYR (RM)	Reserves USD ($)	Retained earnings MYR (RM)	Retained earnings USD ($)	Other comprehensive income MYR (RM)	Other comprehensive income USD ($)	Non-controlling interests MYR (RM)	Non-controlling interests USD ($)	MYR (RM)	USD ($)
Balance		RM 69,284		RM 1,704,989		RM 13,009,029		RM 6,360				RM 14,789,662
Balance at Dec. 31, 2023		69,284		1,704,989		13,009,029		6,360				14,789,662
Balance (in Shares) at Dec. 31, 2023 | shares	15,700,000
Foreign currency translation adjustment								2,224				2,224
Net loss for the period						(1,711,822)						(1,711,822)
Balance at Jun. 30, 2024		69,284	$ 15,700	1,704,989	$ 361,265	11,297,207	$ 2,393,730	8,584	$ 798			13,080,064	$ 2,771,493
Balance (in Shares) at Jun. 30, 2024 | shares	15,700,000
Balance		69,284	15,700	1,704,989	361,265	11,297,207	2,393,730	8,584	798			13,080,064	2,771,493
Balance		7,425,257		1,704,989		7,859,024		132,208				17,121,478
Balance at Dec. 31, 2024		7,425,257		1,704,989		7,859,024		132,208				17,121,478
Balance (in Shares) at Dec. 31, 2024 | shares	17,665,289
Transaction costs of share issue		(228,590)										(228,590)
Convertible securities		2,615,680										2,615,680
Convertible securities (in Shares) | shares	785,171
Non-controlling interests arising from a new subsidiary										1		1
Foreign currency translation adjustment								(270,178)				(270,178)
Net loss for the period						(1,929,598)						(1,929,598)	(458,063)
Balance at Jun. 30, 2025		9,812,347	2,234,635	1,704,989	404,745	5,929,426	1,407,579	(137,970)	61,953	1		17,308,793	4,108,912
Balance (in Shares) at Jun. 30, 2025 | shares	18,450,460
Balance		RM 9,812,347	$ 2,234,635	RM 1,704,989	$ 404,745	RM 5,929,426	$ 1,407,579	RM (137,970)	$ 61,953	RM 1		RM 17,308,793	$ 4,108,912